Long-Term Debt - $60,000 E.SUN, MICB, Cathay, Taishin Credit Facility (Details) - E.SUN, MICB, Cathay, Taishin Credit Facility [Member] $ in Thousands				6 Months Ended
	Mar. 28, 2025 USD ($)	Sep. 11, 2024 USD ($) Installment	Dec. 30, 2021 USD ($) Installment Tranche	Jun. 30, 2026 USD ($)
Long-Term Debt [Abstract]
Face amount			$ 60,000
Number of tranches drawn (in Tranche) | Tranche			3
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			SOFR [Member]
Margin on variable rate			2.75%
Prepayment of debt, amount	$ 5,900	$ 8,500
Maturity date		Jul. 31, 2026
Outstanding balance				$ 0
After Partial Repayments [Member]
Long-Term Debt [Abstract]
Maturity date		Oct. 31, 2025
Debt Redemption Period, One [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment			8
Periodic installment payment			$ 4,500
Frequency of periodic payment				quarterly
Debt Redemption Period, One [Member] | After Partial Repayments [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment		4
Periodic installment payment		$ 2,400
Frequency of periodic payment				quarterly
Debt Redemption Period, Two [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment			10
Periodic installment payment			$ 2,400
Frequency of periodic payment				quarterly
Debt Redemption Period, Two [Member] | After Partial Repayments [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment		1
Periodic installment payment		$ 1,100
Frequency of periodic payment				quarterly